Non-Controlling Interests (Tables)	12 Months Ended
Jun. 30, 2025
Non-Controlling Interests [Abstract]
Schedule of Non-Controlling Interests

Non-controlling interests consisted of the following:

	June 30, 2025
	Yangzhou Bangshijie	Nanjing Bangshijie	Total
Deficit	$(2,999)	$(63,875)	$(66,874)
Accumulated other comprehensive income	182	3,111	3,293
Total non-controlling interests	$(2,817)	$(60,764)	$(63,581)

	June 30, 2024
	Yangzhou Bangshijie	Nanjing Bangshijie	Total
Deficit	$(2,995)	$(61,875)	$(64,870)
Accumulated other comprehensive income	170	2,849	3,019
Total non-controlling interests	$(2,825)	$(59,026)	$(61,851)